SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
Payroll, commission, mandatory provident fund (“MPF”) and staff benefits	$ 442,912	$ 497,020
Credit card payable	246,374	200,446
Audit fees payable	207,238	59,025
Doctor’s fee payable	517,314	445,132
Rental fee payable	169,263	249,112
Utilities payable	690	4,359
Other payables	116,416	111,253
Total	$ 1,700,207	$ 1,566,347